February 28, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:      Vanguard Charlotte Funds (The Trust)

            File No. 333-177613

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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information, with respect to the above-referenced Trust, do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.